SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 42,081	$ 13,366
Finished goods	24,831	97,298
Total inventories	$ 66,912	$ 110,664